Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income (loss)	$ (119,470)	$ (26,907)	$ 8,823
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	109,429	92,436	19,497
Goodwill impairment	102,470
Stock-based compensation	30,207	24,262	8,874
Other impairment charges	14,636
Currency translation loss (gain)	10,327	(1,470)
Deferred income taxes	(53,887)	(19,449)	(3,450)
Change in fair value of obligations in connection with acquisitions	(26,150)	754
Excess tax benefit from stock options and warrant		(2,817)	(15,192)
Other non-cash items	275	(53)	(461)
Change in cash attributable to changes in operating assets and liabilities, net of the impact of acquisitions:
Accounts receivable, net	(46,717)	(32,763)	(19,635)
Inventories	(39,370)	(27,102)	(7,724)
Net investment in sales-type leases	(5,078)	(4,909)	(4,216)
Other current assets and prepaid expenses	(10,537)	1,222	(7,333)
Other non-current assets	1,558	(1,625)	112
Accounts payable	(4,305)	(8,519)	28,147
Other current liabilities	31,047	14,000	(6,807)
Deferred revenues	12,662	11,601	222
Other non-current liabilities	6,719	13,368	637
Net cash provided by operating activities	13,816	32,029	1,494
Cash flows from investing activities
Change in short-term bank deposits, net	189,793	(180,307)	9,999
Cash paid for acquisitions, net of cash acquired	(151,057)	(8,758)
Purchase of property and equipment	(60,497)	(33,276)	(12,057)
Purchase of investments	(3,767)		(8,407)
Acquisition of intangible assets	(3,087)	(4,663)	(3,018)
Proceeds from maturities and sales of marketable securities	1,634		53,367
Other investing activities	(458)	253	110
Cash acquired through merger with Objet Ltd.			41,524
Net cash provided by (used in) investing activities	(27,439)	(226,751)	81,518
Cash flows from financing activities
Proceeds from short-term debt	50,000
Payment of obligations in connection with acquisitions	(10,795)
Proceeds from follow-on offering, net of issuance costs		462,872
Proceeds from exercise of stock options and warrant	7,906	12,451	15,297
Excess tax benefit from stock options and warrant		2,817	15,192
Acquisition of non-controlling interest	(2,170)
Other financing activities		(3,225)
Net cash provided by financing activities	44,941	474,915	30,489
Effect of exchange rate changes on cash and cash equivalents	(3,265)	69	233
Net change in cash and cash equivalents	28,053	280,262	113,734
Cash and cash equivalents, beginning of year	414,088	133,826	20,092
Cash and cash equivalents, end of year	442,141	414,088	133,826
Supplemental disclosure of cash flow information:
Cash paid for income taxes	6,241	3,300	8,169
Transfer of inventory to fixed assets	10,933	6,279	2,787
Transfer of fixed assets to inventory	3,819	316	96
Fair value of assets acquired, including $6,502, $3,405 and $41,524 of cash acquired for the years ended December 31, 2014, 2013 and 2012, respectively	360,595	573,604	1,456,924
Less liabilities assumed	(22,416)	(79,954)	(116,027)
Net acquired assets	338,179	493,650	1,340,897
Cash paid for merger and acquisitions	157,559	12,163
Shares and other consideration	180,620	481,487	1,340,897
Total consideration paid for merger and acquisitions	$ 338,179	$ 493,650	$ 1,340,897